Non-controlling interest - Consolidated Amounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Cash	$ 10,699,679	$ 17,756,742	$ 6,673,205	$ 9,381,600
Accounts receivable, net	10,997,389	10,708,062
Prepaid expenses and other	1,912,357	1,150,675
Property, plant and equipment	1,925,056	1,691,336
Right-of-use assets	29,519,706	26,791,544	25,430,956
Account payable and accrued liabilities	9,770,640	9,523,809
Lease liabilities	31,033,687	27,912,873	25,391,757
Subsidiary investment by non-controlling interest	(738,105)	(392,560)
Revenue	52,198,084	43,129,179	35,685,531
Net (loss) income attributable to the shareholders of Greenbrook TMS	(24,751,488)	(29,663,540)	(15,909,879)
Net (loss) income attributable to non-controlling interest	(108,430)	(739,181)	57,590
Subsidiaries
Disclosure of subsidiaries [line items]
Cash	1,885,606	2,258,199	1,033,584
Accounts receivable, net	6,374,010	6,326,473	6,389,384
Prepaid expenses and other	345,239	273,295	448,550
Property, plant and equipment	1,013,161	926,243	889,798
Right-of-use assets	9,939,726	9,445,773	10,348,295
Account payable and accrued liabilities	993,848	1,184,246	1,237,548
Lease liabilities	10,588,519	9,822,224	10,167,498
Bank loans	12,431,803	9,998,536	5,280,287
(Deficit) Profit attributable to the shareholders of Greenbrook TMS	(3,718,322)	(1,382,465)	1,979,874
(Deficit) Profit attributable to non-controlling interest	(542,367)	(433,937)	305,244
Distributions paid to non-controlling interest	(1,518,130)	(1,010,130)	(866,630)
Subsidiary investment by non-controlling interest	270,885	45,716	405,000
Historical subsidiary investment by non-controlling interest	1,051,507	1,005,791	600,791
Revenue	25,429,479	20,119,714	22,450,327
Net (loss) income attributable to the shareholders of Greenbrook TMS	(2,019,797)	(3,128,682)	732,500
Net (loss) income attributable to non-controlling interest	$ (108,430)	$ (739,181)	$ 57,590